Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 806.0	$ 630.0	$ 1,481.0	$ 1,322.0
Over-time revenues
Disaggregation of Revenue [Line Items]
Revenue	30.0	24.0	47.0	48.0
Point-in-time revenues
Disaggregation of Revenue [Line Items]
Revenue	358.0	164.0	616.0	398.0
External Customers
Disaggregation of Revenue [Line Items]
Revenue	644.0	469.0	1,179.0	993.0
Related Parties
Disaggregation of Revenue [Line Items]
Revenue	162.0	161.0	302.0	329.0
License and Other Revenue
Disaggregation of Revenue [Line Items]
Revenue	388.0	188.0	663.0	446.0
License and Other Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	294.0	95.0	474.0	242.0
License and Other Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	94.0	93.0	189.0	204.0
Royalty Revenue
Disaggregation of Revenue [Line Items]
Revenue	418.0	442.0	818.0	876.0
Royalty Revenue | External Customers
Disaggregation of Revenue [Line Items]
Revenue	350.0	374.0	705.0	751.0
Royalty Revenue | Related Parties
Disaggregation of Revenue [Line Items]
Revenue	$ 68.0	$ 68.0	$ 113.0	$ 125.0